CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 6,679,024	$ 92,697,098
Restricted cash	10,649,745	11,600,321
Accounts receivable, net of allowance for doubtful accounts of $1,202,940 and $1,592,467 as of December 31, 2011 and 2012	27,822,799	19,081,566
Notes receivables	4,631,370	3,663,406
Prepaid expenses and other current assets	23,933,967	11,152,142
Advances to suppliers	737,794	2,846,797
Inventories	15,135,522	24,176,109
Amount due from related party	6,562,487	9,887,310
Deferred tax assets - current	358,435	4,348,146
Total current assets	96,511,143	179,452,895
Property, plant and equipment, net	677,895,274	636,474,691
Prepaid land use rights	36,157,610	35,316,414
Deferred tax assets	1,057,066	17,900,704
Other non-current assets	4,686,711	9,331,938
TOTAL ASSETS	816,307,804	878,476,642
Current liabilities:
Short-term borrowings, including current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of the consolidated variable interest entity without recourse to the Company of $19,030,680 and $19,257,600 as of December 31, 2011 and 2012, respectively)	120,279,760	111,805,245
Accounts payable	12,346,063	10,479,751
Notes payable	21,334,082	4,557,116
Advances from customers	29,396,238	26,060,543
Payables for purchases of property, plant and equipment	45,468,680	37,144,590
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of $519,064 and $512,708 as of December 31, 2011 and 2012, respectively)	7,617,455	9,164,522
Amount due to related party (including amount due to related party of the consolidated variable interest entity without recourse to the Company of $73,516 and $467,568 as of December 31, 2011 and 2012, respectively)	23,708,363	3,159,356
Income tax payable	160,480	15,469,820
Total current liabilities	260,311,121	217,840,943
Long-term borrowings (including long-term borrowings of the consolidated variable interest entity without recourse to the Company of $33,303,690 and $14,443,200 as of December 31, 2011 and 2012, respectively)	187,520,880	165,646,211
Long-term payables for purchase of property, plant and equipment	1,126,255	4,157,836
Advance from customers		12,507,801
Deferred government subsidies	26,472,135	25,853,179
Accrued warranty cost		444,445
Total liabilities	475,430,391	426,450,415
Commitments (Note 18)
Daqo New Energy Corp. shareholders' equity:
Ordinary shares; $0.0001 par value 500,000,000 shares authorized as of December 31, 2011 and 2012; 175,714,103 and 175,714,103 shares issued as of December 31, 2011 and 2012, respectively and 175,714,103 and 172,877,433 shares outstanding as of December 31, 2011 and 2012, respectively	17,288	17,571
Additional paid in capital	144,755,902	142,511,581
Retained earnings	38,276,015	150,204,956
Accumulated other comprehensive income	19,551,006	18,444,123
Treasury Stock, at cost (nil and 2,836,670 shares as of December 31, 2011 and 2012, respectively)	(494,928)
Total Daqo New Energy Corp. shareholders' equity	202,105,283	311,178,231
Noncontrolling interest	138,772,130	140,847,996
Total equity	340,877,413	452,026,227
TOTAL LIABILITIES AND EQUITY	$ 816,307,804	$ 878,476,642